STOCK OPTIONS (Details Textual) - USD ($)						1 Months Ended								3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 11, 2018	Sep. 01, 2017	Feb. 06, 2017	Aug. 08, 2016	Dec. 14, 2015	Apr. 30, 2018	Apr. 20, 2018	Jan. 24, 2018	Aug. 03, 2017	Feb. 13, 2017	Apr. 26, 2016	Apr. 21, 2016	Nov. 24, 2015	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Compensation Arrangement by Sharebased Payment Award Options Grants in Period Grant Date Fair Value												$ 2,582,890
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term															5 years 9 months 22 days		7 years 6 months 11 days		7 years 5 months 16 days	5 years 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term															5 years 8 months 12 days		7 years 1 month 24 days		5 years 8 months 26 days	6 years 7 days
Fair Value Of Options			$ 245,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																			1,451,393
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			119,036
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																			$ 23.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																			14,385
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number															170,675				170,675	66,024
Allocated Share-based Compensation Expense														$ 439,328		$ 762,208	$ 1,034,740	$ 1,013,256	$ 1,540,580	$ 844,162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																			0
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,667	20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												3,895,000
Allocated Share-based Compensation Expense														17,813		17,813	35,625	35,625	$ 71,250	66,104
Fair Value Of Options											$ 213,750
Employees of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												6,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 37.50
Employees of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												6,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 142.50
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												6,666
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 157.50
Employees of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense																			29,524	102,989
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													4,334
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 183.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																					1,667
Allocated Share-based Compensation Expense														35,609		35,609	71,219	71,218	142,438	142,438	$ 62,317
Fair Value Of Options								$ 491,036					$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.91%
Allocated Share-based Compensation Expense, Net of Tax								$ 27,280
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 150.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						3,334
Allocated Share-based Compensation Expense														18,113		54,339	$ 36,226	108,678	$ 217,356	$ 140,230
Fair Value Of Options				$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value				$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				1,667
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					16,634
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																	789		2,912	267	167
Allocated Share-based Compensation Expense														36,275		298,573	$ 77,625	396,523	$ 479,315	$ 407,208
Fair Value Of Options					$ 1,260,437
Employee Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 105.00
Allocated Share-based Compensation Expense														20,433		20,433	40,867	40,867	81,733	12,163
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value			$ 245,200
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										1,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 102.00
Allocated Share-based Compensation Expense														80,425		$ 12,396	92,821	$ 24,792	49,583	$ 6,345
Fair Value Of Options										$ 148,750
Executive Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									10,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 31.50
Allocated Share-based Compensation Expense														7,546			7,546		60,371
Fair Value Of Options									$ 387,209										$ 387,209
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross									13,334
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.73%
Executive Employee And Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		81,436
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 24.15
Allocated Share-based Compensation Expense		$ 381,730												190,865			229,037
Fair Value Of Options		$ 1,832,304
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.91%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		13,573
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the remaining options vest on performance being met and 50% vest annually over 5 years.
New Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.93
Allocated Share-based Compensation Expense														2,528			3,090
Fair Value Of Options	$ 30,341
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.59%
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 9.74
Allocated Share-based Compensation Expense																	363,714
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.59%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the remaining options vest on performance goals being met and 50% vest over 5 years
Employees vest equally on January 24, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								24,267
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 23.25
Employees vest equally on January 24 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								23.25
Employees vest equally on January 24 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 23.25
Employee Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense														$ 37,266			$ 76,968